                               HSBC INVESTOR FUNDS
                            HSBC ADVISOR FUNDS TRUST


                         SUPPLEMENT DATED MARCH 8, 2004
                      TO THE PROSPECTUS DATED MARCH 1, 2004

                       HSBC INVESTOR LIMITED MATURITY FUND
                         HSBC INVESTOR FIXED INCOME FUND
                    HSBC INVESTOR NEW YORK TAX-FREE BOND FUND
                            HSBC INVESTOR GROWTH FUND
                      HSBC INVESTOR GROWTH AND INCOME FUND
                           HSBC INVESTOR MID-CAP FUND
                     HSBC INVESTOR INTERNATIONAL EQUITY FUND
                       HSBC INVESTOR SMALL CAP EQUITY FUND
                            HSBC INVESTOR VALUE FUND
                           (collectively, the "Funds")

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Funds' Prospectus dated March 1, 2004:

ALL FUNDS

The following information replaces the second paragraph of "How NAV is Calculated" in the section "Pricing of Fund Shares" on page 57 of the Prospectus.

The value of assets in a Fund's portfolio or held by a Portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds' Board of Trustees. Certain of the Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by those Funds may change on days when shareholders will not be able to purchase or redeem shares.

HSBC Investor Growth Fund
HSBC Investor Value Fund

HSBC Asset Management (Americas) Inc. (the "Adviser") has entered into an expense limitation agreement with the Growth Fund and the Value Fund. Effective immediately, the Adviser has agreed to limit the total expenses of the Growth Fund and the Value Fund to an annual rate of 0.95% for Class Y Shares. The expense limitation does not include interest, taxes, brokerage commissions and extraordinary expenses. This fee waiver may be terminated at any time after March 1, 2005. The expense limitation is contractual and shall be in effect until March 1, 2005.

(1) To reflect the expense limitation concerning the Growth Fund, the following changes are made to the Prospectus:

The "Fees and Expenses" table and the "Expense Example" table under the heading "HSBC Investor Growth Fund - Risk/Return Summary Fund Expenses" on page 21 are restated as set forth below.




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                              Fees and Expenses (1)

As an investor in the HSBC Investor Growth Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Shareholder Transaction Expenses
(fees paid directly from your investment)                                                              Y  Shares
-------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases(2)                                                               None
-------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                                                      None
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(3)                                                      2.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)                                                          Y Shares
-------------------------------------------------------------------------------------------------------------------------------
Management fee                                                                                            0.50%
-------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fee                                                                                  None
    Shareholder servicing fee:                                                                            None
    Other operating expenses:                                                                             0.55%
Total Other Expenses:                                                                                     0.55%
Total Fund operating expenses                                                                             1.05%
Fee Waiver and/or expense reimbursements(4)                                                               0.10%
Net Fund operating expenses                                                                               0.95%
-------------------------------------------------------------------------------------------------------------------------------

(1) This table reflects the combined fees for both the Growth Fund and the Growth Portfolio.

(2)  Lower sales charges are available depending on the amount invested.

(3) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased or exchanged into the Fund prior to April 1, 2004. Additionally, this fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Redemption Fee' on page 64 of this Prospectus.

(4) HSBC Asset Management (Americas) Inc. has entered into an expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.95% for Class Y. The expense limitation is contractual and shall be in effect until March 5, 2005.


                                Expense Example*

This example is intended to help you compare                                                  1           3
the cost of investing in shares of the Fund with                                             Year       Years
the cost of investing in other mutual funds.  It
illustrates the amount of fees and expenses you                Class Y Shares                $97        $324
would pay, assuming the following:                             ---------------------------------------------

o        $10,000 investment
o        5% annual return
o no changes in the Fund's operating expenses as shown in the table above

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower


* The example reflects the combined fees of both the Growth Fund and the Growth Portfolio


(2) To reflect the expense limitation concerning the Value Fund, the following changes are made to the Prospectus:

The "Fees and Expenses" table and the "Expense Example" table under the heading "HSBC Investor Value Fund - Risk/Return Summary Fund Expenses" on page 40 are restated as set forth below.

                              Fees and Expenses (1)

As an investor in the HSBC Investor Value Fund, you may pay the following fees and expenses if you buy and hold shares of the Fund. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

Shareholder Transaction Expenses
(fees paid directly from your investment)                                                                 Y  Shares
-------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases(2)                                                                  None
-------------------------------------------------------------------------------------------------------------------------------

Maximum deferred sales charge (load)                                                                         None
-------------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee
(as a percentage of amount redeemed or exchanged)(3)                                                      2.00%

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)                                                            Y Shares
-------------------------------------------------------------------------------------------------------------------------------
Management fee                                                                                            0.50%
-------------------------------------------------------------------------------------------------------------------------------

Distribution (12b-1) fee                                                                                  None
-------------------------------------------------------------------------------------------------------------------------------
    Shareholder servicing fee:                                                                            None
    Other operating expenses:                                                                             0.55%
Total Other Expenses:                                                                                     0.55%
Total Fund operating expenses                                                                             1.05%
Fee Waiver and/or expense reimbursements(4)                                                               0.10%
Net Fund operating expenses                                                                               0.95%
-------------------------------------------------------------------------------------------------------------------------------

(1) This table reflects the combined fees for both the Value Fund and the Value Portfolio.

(2)  Lower sales charges are available depending on the amount invested.

(3) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged after holding them for less than 30 days. This fee does not apply to shares purchased or exchanged into the Fund prior to April 1, 2004. Additionally, this fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. For more information on this fee, see 'Redemption Fee' on page 64 of this Prospectus.

(4) HSBC Asset Management (Americas) Inc. has entered into an expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to an annual rate of 0.95% for the Class Y Shares. The expense limitation is contractual and shall be in effect until March 5, 2005.

                                Expense Example*

This example is intended to help you compare                                                  1           3
the cost of investing in shares of the Fund with                                             Year       Years
the cost of investing in other mutual funds.  It
illustrates the amount of fees and expenses you                Class Y Shares                $97        $324
would pay, assuming the following:                             ---------------------------------------------

o        $10,000 investment
o        5% annual return
o no changes in the Fund's operating expenses as shown in the table above

Because this example is hypothetical and for comparison only, your actual costs may be higher or lower





* The example reflects the combined fees of both the Value Fund and the Value Portfolio



                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                       THE PROSPECTUS FOR FUTURE REFERENCE